John Deere Owner Trust 2018	EXHIBIT 99.2
Statement to Certificateholders

$223,000,000   Class A-1  1.95000%  Asset Backed Notes due March 15, 2019

$220,960,000   Class A-2  2.42%  Asset Backed Notes due October 15, 2020

$224,950,000   Class A-3  2.66%  Asset Backed Notes due April 18, 2022

$84,280,000   Class A-4  2.91%  Asset Backed Notes due January 15, 2025

$19,311,002 Overcollateralization

Payment Date:				17-Sep-18

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$ 22,613,319.03
		per $1,000 original principal amount:		$ 101.41

	(b)	Class A-2 Notes:		$ 0.00
		per $1,000 original principal amount:		$ 0.00

	(c)	Class A-3 Notes:		$ 0.00
		per $1,000 original principal amount:		$ 0.00

	(d)	Class A-4 Notes:		$ 0.00
		per $1,000 original principal amount:		$ 0.00

	(f)	Total:		$ 22,613,319.03

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$ 124,091.10
			per $1,000 original principal amount:	$ 0.56

		(ii)	Class A-2 Notes:	$ 445,602.67
			per $1,000 original principal amount:	$ 2.02

		(iii)	Class A-3 Notes:	$ 498,639.17
			per $1,000 original principal amount:	$ 2.22

		(iv)	Class A-4 Notes:	$ 204,379.00
			per $1,000 original principal amount:	$ 2.43

		(v)	Total:	$ 1,272,711.94

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$ 615,987,944.87

	(b)	Note Value at end of related Collection Period:		$ 596,309,277.58

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		19,311,002.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$ 46,808,275.63
		(ii)	A-1 Note Pool Factor:	0.2099026

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$ 220,960,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$ 224,950,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$ 84,280,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

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(5)	(a)	Amount of Servicing Fee:	$533,435.93
		(i) per $1,000 original principal amount:	$0.66
	(b)	Amount of Servicing Fee earned:	$533,435.93
	(c)	Amount of Servicing Fee paid:	$533,435.93
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,150,994.15

(11)	(i)	Amount in Reserve Account:	$7,725,010.00
	(ii)	Specified Reserve Account Balance:	$7,725,010.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$4,510,490.08
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.73%

(13)	(i)	Aggregate amount of net losses for the collection period:	$38,788.75
	(ii)	Cumulative amount of net losses:	$106,771.52
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.01%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$815,467.14
		(ii) % of Pool Balance:	0.13%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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